GOING-CONCERN CONSIDERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
GOING CONCERN CONSIDERATION [Abstract]
Equity deficit	$ 38,681,000	$ 144,116,000	$ 108,647,000	$ (233,606,000)
Write-off of previously recorded goodwill included in impairment charges to operations	64,500,000
Goodwill deemed to be impaired from Discontinued Operations	$ 8,700,000